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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-21331

Evergreen Managed Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Managed Income Fund, for the quarter ended July 31, 2004. This 1 series has an October 31 fiscal year end.

Date of reporting period:	July 31, 2004

Item 1 — Schedule of Investments

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS
July 31, 2004 (unaudited)
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 5.6%
FHLMC:
Ser. 1500, Class 1500, 4.17%, 05/15/2023	$3,676,317	$3,723,471
Ser. 2390, Class FD, 1.83%, 12/15/2031	404,283	407,145
Ser. 2411 Class F, 1.93%, 02/15/2032	274,306	276,699
FNMA:
Ser. 2000-45, Class F, 1.90%, 12/25/2030	2,835,384	2,845,477
Ser. 2001-24, Class FC, 2.05%, 04/25/2031	932,285	938,131
Ser. 2001-37, Class F, 1.95%, 08/25/2031	1,025,260	1,035,011
Ser. 2001-62, Class FC, 2.10%, 11/25/2031	1,285,275	1,296,746
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	1,149,293	1,235,895
Ser. 2002-95, Class FK, 1.95%, 01/25/2033	10,022,212	10,154,591
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	1,303,402	1,365,472
Ser. 2003-W6, Class F, 1.80%, 09/25/2042	12,129,639	12,195,623
Ser. 2003-W8, Class 3F2, 1.80%, 05/25/2042	2,124,936	2,129,696
Ser. G92-53, Class FA, 2.22%, 09/25/2022	1,845,445	1,875,405
GNMA:
Ser. 1997-13, Class F, 1.94%, 09/16/2027	5,382,944	5,415,616
Ser. 2000-12, Class FA, 1.94%, 09/16/2024	448,665	449,149

Total Collateralized Mortgage Obligations (cost $45,192,586)		45,344,127

CORPORATE BONDS 68.2%
CONSUMER DISCRETIONARY 18.0%
Auto Components 3.4%
Arvinmeritor, Inc., 8.75%, 03/01/2012 þ	6,000,000	6,510,000
Collins & Aikman Products Co.:
10.75%, 12/31/2011	2,335,000	2,393,375
11.50%, 04/15/2006 þ	1,906,000	1,891,705
Dana Corp., 9.00%, 08/15/2011	6,000,000	7,110,000
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	2,190,000	2,179,050
RJ Tower Corp., 12.00%, 06/01/2013 þ	4,400,000	4,070,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013 þ	3,275,000	3,749,875

		27,904,005

Automobiles 0.6%
Meritor Automotive, Inc., 6.80%, 02/15/2009 þ	4,499,000	4,543,990

Hotels, Restaurants & Leisure 4.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,780,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 144A þ	4,635,000	4,681,350
Friendly Ice Cream Corp., 8.375%, 06/15/2012 þ	1,385,000	1,343,450
Inn of The Mountain Gods MTN, 12.00%, 11/15/2010	3,000,000	3,375,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,000,000	6,637,500
La Quinta Corp., 8.875%, 03/15/2011	4,000,000	4,430,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	3,000,000	3,180,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	6,000,000	6,870,000

		37,297,300

Household Durables 2.7%
Ames True Temper, Inc., 10.00%, 07/15/2012 144A	1,825,000	1,829,562
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	985,000	987,463
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014 þ	1,600,000	1,504,000
Meritage Corp., 9.75%, 06/01/2011	6,000,000	6,660,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	6,000,000	6,375,000
WCI Communities, Inc., 10.625%, 02/15/2011	4,000,000	4,450,000

		21,806,025

[1]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
CONSUMER DISCRETIONARY (continued)
Media 3.1%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A þ	$4,360,000	$4,305,500
Charter Communications Holdings LLC, 8.625%, 04/01/2009	2,000,000	1,520,000
Cinemark, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 144A +	2,975,000	1,978,375
Dex Media East LLC:
9.875%, 11/15/2009	4,000,000	4,540,000
12.125%, 11/15/2012	3,000,000	3,570,000
Emmis Operations Co., 6.875%, 05/15/2012 144A	3,000,000	2,947,500
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	825,000	816,750
PaNamSat Corp., 8.50%, 02/01/2012	1,400,000	1,622,250
Young Broadcasting, Inc., 8.50%, 12/15/2008 þ	4,000,000	4,210,000

		25,510,375

Specialty Retail 3.2%
Aearo Co., 8.25%, 04/15/2012 144A	720,000	738,000
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,900,350
Cole National Group, Inc., 8.875%, 05/15/2012	3,065,000	3,356,175
General Nutrition Centers, Inc., 8.50%, 12/01/2010 144A	3,500,000	3,561,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,135,000
Michaels Stores, Inc., 9.25%, 07/01/2009 þ	2,088,000	2,288,970
Tempur-Pedic, Inc., 10.25%, 08/15/2010	4,250,000	4,807,812
Warnaco Group, Inc., 8.875%, 06/15/2013	6,000,000	6,555,000

		26,342,557

Textiles, Apparel & Luxury Goods 0.4%
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012 144A	2,900,000	3,059,500

CONSUMER STAPLES 4.3%
Food & Staples Retailing 0.8%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	2,000,000	2,005,000
Rite Aid Corp., 8.125%, 05/01/2010	4,000,000	4,210,000

		6,215,000

Food Products 1.4%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	4,000,000	4,355,000
Del Monte Foods Co., 8.625%, 12/15/2012	1,233,000	1,350,135
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013 144A	4,945,000	5,439,500

		11,144,635

Personal Products 1.2%
Playtex Products, Inc.:
8.00%, 03/01/2011 144A	3,800,000	3,961,500
9.375%, 06/01/2011 þ	6,000,000	6,075,000

		10,036,500

Tobacco 0.9%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	4,000,000	4,220,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 þ	3,150,000	3,102,750

		7,322,750

ENERGY 10.0%
Energy Equipment & Services 4.0%
Dresser, Inc., 9.375%, 04/15/2011	6,000,000	6,525,000
Grant Prideco, Inc., 9.625%, 12/01/2007 þ	6,000,000	6,690,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	1,675,000	1,628,938
Lone Star Technologies, Inc., 9.00%, 06/01/2011 þ	6,000,000	6,330,000
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,209,125
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	3,000,000	3,172,500
SESI LLC, 8.875%, 05/15/2011 þ	6,000,000	6,510,000
		33,065,563

[2]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
ENERGY (continued)
Oil & Gas 6.0%
El Paso Energy Corp., 6.75%, 05/15/2009 þ	$6,000,000	$5,565,000
El Paso Energy Partners LP, 8.50%, 06/01/2011	2,680,000	2,948,000
El Paso Production Holding Co., 7.75%, 06/01/2013	6,000,000	5,745,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	580,000	593,050
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	936,000
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	4,515,000	4,627,875
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013 þ	6,000,000	6,360,000
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,260,000
Premcor Refining Group, Inc.:
6.75%, 05/01/2014 þ	3,350,000	3,391,875
9.50%, 02/01/2013 þ	2,650,000	3,087,250
Semco Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,220,000
Tesoro Petroleum Corp., 9.625%, 04/01/2012 þ	6,000,000	6,885,000

		48,619,050

FINANCIALS 4.2%
Capital Markets 0.3%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	2,245,000	2,337,606

Consumer Finance 0.4%
Metris Companies, Inc., 10.125%, 07/15/2006	3,500,000	3,447,500

Diversified Financial Services 0.8%
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2014 144A +	5,065,000	3,469,525
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	3,500,000	3,097,500

		6,567,025

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	5,000,000	5,450,000

Real Estate 2.0%
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT þ	3,525,000	3,525,000
Omega Healthcare Investors, Inc.:
6.95%, 08/01/2007 REIT	6,000,000	6,097,500
7.00%, 04/01/2014 REIT 144A	550,000	526,625
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,000,000	6,150,000

		16,299,125

HEALTH CARE 4.3%
Health Care Equipment & Supplies 1.2%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,510,000

Universal Hospital Services, Inc., 10.125%, 11/01/2011	2,920,000	2,956,500

		9,466,500

Health Care Providers & Services 2.3%
Genesis Healthcare Corp., 8.00%, 10/15/2013	2,500,000	2,637,500
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	2,075,000	2,168,375
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	3,900,000	4,446,000
Select Medical Corp., 9.50%, 06/15/2009	3,877,000	4,167,775
Team Health, Inc., 9.00%, 04/01/2012 144A þ	2,400,000	2,340,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A þ	3,300,000	3,444,375

		19,204,025

Pharmaceuticals 0.8%
Alpharma, Inc., 8.625%, 05/01/2011 144A	6,000,000	6,225,000

INDUSTRIALS 7.5%
Aerospace & Defense 0.4%
Argo Tech Corp., 9.25%, 06/01/2011 144A	665,000	701,575
Da Lite Screen Co., Inc., 9.50%, 05/15/2011	2,500,000	2,628,125

		3,329,700

[3]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
INDUSTRIALS (continued)
Building Products 0.4%
Maax Corp., 9.75%, 06/15/2012 144A	$2,900,000	$3,023,250

Commercial Services & Supplies 5.2%
Allied Waste North America, Inc.:
6.50%, 11/15/2010 þ	1,800,000	1,791,000
Ser. B, 7.375%, 04/15/2014 þ	6,000,000	5,775,000
American Color Graphics, Inc., 10.00%, 06/15/2010	3,000,000	2,760,000
Cenveo Corp., 7.875%, 12/01/2013 þ	3,290,000	3,018,575
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	2,000,000	2,070,000
Geo Group, Inc., 8.25%, 07/15/2013	6,000,000	6,120,000
Hines Nurseries, Inc., 10.25%, 10/01/2011	1,095,000	1,188,075
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2013 +	6,000,000	4,680,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	6,000,000	6,390,000
Service Corp. International, 6.75%, 04/01/2016 144A	1,835,000	1,740,956
United Rentals North America, Inc., 7.75%, 11/15/2013 þ	6,175,000	6,005,188
Williams Scotsman, Inc., 9.875%, 06/01/2007 þ	920,000	915,400

		42,454,194

Machinery 1.4%
Case New Holland, Inc.: 9.25%, 08/01/2011 144A	6,000,000	6,525,000
Terex Corp., 7.375%, 01/15/2014 144A	3,000,000	3,037,500
Wolverine Tube, Inc., Ser. B, 10.50%, 04/01/2009 þ	1,550,000	1,681,750

		11,244,250

Marine 0.1%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	1,085,000	1,131,112

INFORMATION TECHNOLOGY 1.7%
Internet Software & Services 0.8%
UGS Corp., 10.00%, 06/01/2012 þ	5,740,000	6,113,100

IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	4,500,000	4,387,500

Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc., 7.75%, 05/15/2013 þ	3,500,000	3,010,000

MATERIALS 11.7%
Chemicals 4.8%
Acetex Corp., 10.875%, 08/01/2009	6,000,000	6,600,000
Equistar Chemicals LP, 10.625%, 05/01/2011 þ	5,700,000	6,355,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	2,650,000	3,021,000
Huntsman International LLC, 11.50%, 07/15/2012 144A	5,000,000	5,087,500
Lyondell Chemical Co., 9.50%, 12/15/2008 þ	3,000,000	3,153,750
Millennium America, Inc.:
9.25%, 06/15/2008 þ	2,000,000	2,170,000
9.25%, 06/15/2008 144A	2,000,000	2,170,000
OM Group, Inc., 9.25%, 12/15/2011 þ	6,000,000	6,165,000
Terra Capital, Inc., 11.50%, 06/01/2010	4,000,000	4,400,000

		39,122,750

Containers & Packaging 2.7%
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	6,000,000	6,630,000
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013 þ	4,300,000	4,525,750
8.75%, 11/15/2012 þ	4,050,000	4,475,250
Stone Container Corp., 9.75%, 02/01/2011	6,000,000	6,660,000

		22,291,000

[4]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS (continued)
MATERIALS (continued)
Metals & Mining 2.5%
Alaska Steel Corp., 7.75%, 06/15/2012	$1,600,000	$1,488,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	3,255,000	3,295,688
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 þ	2,455,000	2,270,875
Massey Energy Co., 6.625%, 11/15/2010 þ	2,695,000	2,762,375
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	3,000,000	3,210,000
Peabody Energy Corp., 5.875%, 04/15/2016	2,130,000	1,975,575
U.S. Steel Corp., 10.75%, 08/01/2008 þ	4,433,000	5,153,362

		20,155,875

Paper & Forest Products 1.7%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,162,500
Georgia Pacific Corp.:
8.00%, 01/15/2024 þ	1,670,000	1,749,325
8.125%, 05/15/2011	6,000,000	6,765,000

		13,676,825

TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 1.4%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	6,000,000	6,030,000
Insight Midwest LP:
9.75%, 10/01/2009 þ	2,305,000	2,397,200
10.50%, 11/01/2010	2,305,000	2,472,113

		10,899,313

Wireless Telecommunications Services 3.9%
American Tower Corp., 9.375%, 02/01/2009 þ	6,000,000	6,435,000
Centennial Communications Corp., 10.125%, 06/15/2013	6,000,000	6,210,000
Dobson Communications Corp., 10.875%, 07/01/2010 þ	3,500,000	3,062,500
MetroPCS, Inc., 10.75%, 10/01/2011 þ	6,000,000	6,270,000
Nextel Communications, Inc., 7.375%, 08/01/2015 þ	6,000,000	6,330,000
Rural Cellular Corp.:
8.25%, 03/15/2012 144A	580,000	597,400
9.75%, 01/15/2010 þ	3,325,000	3,075,625

		31,980,525

UTILITIES 1.2%
Multi-Utilities & Unregulated Power 1.2%
AES Corp., 9.50%, 06/01/2009 þ	2,830,000	3,084,700
Reliant Resources, Inc.:
9.25%, 07/15/2010 þ	3,000,000	3,210,000
9.50%, 07/15/2013	3,000,000	3,240,000

		9,534,700

Total Corporate Bonds (cost $543,662,671)		554,218,125

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 23.4%
CONSUMER DISCRETIONARY 2.1%
Auto Components 0.2%
TRW Automotive, Inc., 10.125%, 02/15/2013, EUR	970,000	1,349,644

Automobiles 0.7%
Gie Psa Tresorerie, 5.875%, 09/27/2011, EUR	3,000,000	3,934,859
Renault SA, 6.125%, 06/26/2009, EUR	1,000,000	1,309,334

		5,244,193

Hotels, Restaurants & Leisure 0.5%
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	3,300,000	4,239,809

[5]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (continued)
CONSUMER DISCRETIONARY (continued)
Internet & Catalog Retail 0.3%
Great University Stores, 6.375%, 07/16/2009, GBP	$1,500,000	$2,769,111

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006, GBP	1,000,000	1,905,561

Specialty Retail 0.2%
LVMH Moet Hennessy, 6.125%, 06/25/2008, EUR	1,500,000	1,960,843

CONSUMER STAPLES 1.4%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009, GBP	750,000	1,446,634

Food & Staples Retailing 0.9%
Big Food Group, 9.75%, 06/30/2012, GBP	500,000	891,657
Casino Guichard Perrachon SA:
5.25%, 04/28/2010, EUR	2,000,000	2,507,742
6.00%, 03/06/2008, EUR	2,000,000	2,580,289
McDonald's Corp., 5.625%, 10/07/2009, EUR	1,000,000	1,300,431

		7,280,119

Tobacco 0.3%
Imperial Tobacco, 6.50%, 11/13/2008, GBP	1,500,000	2,764,336

ENERGY 0.6%
Oil & Gas 0.6%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR 144A	2,500,000	3,190,472
Transco plc, 7.00%, 12/15/2008, AUD	2,000,000	1,437,888

		4,628,360

FINANCIALS 14.6%
Capital Markets 1.3%
General Electric Capital Corp., FRN, 2.17%, 03/31/2008, EUR	1,750,000	2,100,330
Goldman Sachs Group, Inc., 5.125%, 04/24/2013, EUR	1,250,000	1,548,841
Lehman Brothers Holdings, Inc., FRN, 2.47%, 04/05/2011, EUR	1,000,000	1,200,995
Merrill Lynch & Co., Inc., FRN, 2.32%, 02/09/2006, EUR	2,350,000	2,827,876
Morgan Stanley, 4.375%, 03/01/2010, EUR	2,500,000	3,042,791

		10,720,833

Commercial Banks 6.5%
Banco Santander, 4.00%, 09/10/2010, EUR	7,000,000	8,447,808
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	4,500,000	5,707,928
Eurofima, 6.50%, 08/22/2011, AUD	7,000,000	5,022,920
European Investment Bank:
4.00%, 04/15/2009, SEK	5,000,000	651,117
6.00%, 08/14/2013, AUD	10,180,000	7,066,328
8.00%, 10/21/2013, ZAR	30,000,000	4,259,378
HBOS Treasury Services plc, FRN, 2.21%, 03/14/2008, EUR	3,000,000	3,610,022
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	2,000,000	2,398,260
Royal Bank of Canada, FRN, 4.48%, 04/08/2010, GBP	5,430,000	9,875,520
Unicredito Italiano SpA:
6.10%, 02/28/2012, EUR	3,000,000	3,990,082
FRN, 2.20%, 10/23/2008 EUR	1,000,000	1,201,560

		52,230,923

Consumer Finance 1.5%
International Lease Finance Corp., 4.125%, 10/09/2008, EUR	3,000,000	3,644,671
National Grid Group Finance, 6.125%, 08/23/2011, EUR	3,100,000	4,091,383
Nationwide Building Society, FRN, 2.20%, 11/01/2008, EUR	1,423,000	1,711,320
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	4,000,000	3,045,598

		12,492,972

[6]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (continued)
FINANCIALS (continued)
Diversified Financial Services 2.1%
BAT International Finance plc, 4.875%, 02/25/2009, EUR	$2,000,000	$2,465,874
Cedulas, 3.25%, 06/19/2010, EUR	6,000,000	6,986,523
Household Financial Corp., 5.125%, 06/24/2009, EUR	3,000,000	3,800,774
JSG Funding plc, 10.125%, 10/01/2012, EUR	1,630,000	2,159,120
Network Rail Finance plc MTN, FRN, 2.09%, 02/27/2007, EUR	1,300,000	1,564,186

		16,976,477

Insurance 0.2%
Aegon NV, 4.625%, 04/16/2008, EUR	1,000,000	1,243,284
Travelers Insurance Co., 6.00%, 04/07/2009, AUD	1,000,000	693,151

		1,936,435

Thrifts & Mortgage Finance 3.0%
Nykredit:
4.00%, 10/01/2020, DKK	76,170,000	11,900,407
6.00%, 10/01/2022, DKK	32,609,736	5,575,593
Realkredit Danmark:
4.00%, 10/01/2020, DKK	24,830,000	3,879,982
6.00%, 10/01/2022, DKK	10,922,342	1,860,698
Totalkredit, 6.00%, 07/01/2022, DKK	6,174,723	1,053,707

		24,270,387

INDUSTRIALS 1.9%
Aerospace & Defense 0.3%
Bombardier, Inc, 5.75%, 02/22/2008, EUR	2,000,000	2,279,875

Commercial Services & Supplies 0.5%
Agbar International, 6.00%, 11/12/2009, EUR	3,290,000	4,344,322

Construction & Engineering 0.3%
ABB International Finance, Ltd, 11.00%, 01/15/2008, EUR	2,000,000	2,842,204

Electrical Equipment 0.3%
Fimep SA, 11.00%, 02/15/2013, EUR	1,550,000	2,204,573

Industrial Conglomerates 0.3%
Tyco International Group, 5.50%, 11/19/2008, EUR	2,000,000	2,538,180

Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010, GBP	1,000,000	1,939,033

INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.5%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011, EUR	3,000,000	3,948,394

Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009, EUR	1,800,000	2,472,118

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
France Telecom, 2.37%, 01/23/2007, EUR	2,018,000	2,430,163
Sogerim SA, 1.00%, 04/20/2011, EUR	4,500,000	6,166,760
Telecom Italia SpA., 2.45%, 10/29/2007, EUR	2,000,000	2,406,200

		11,003,123

UTILITIES 0.6%
Electric Utilities 0.6%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	2,000,000	2,675,935
International Endesa BV, 4.375%, 06/18/2009, EUR	2,000,000	2,457,453

		5,133,388

Total Foreign Bonds-Corporate (cost $187,073,354)		190,921,847

[7]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT
(PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 13.9%
Australia, 6.25%, 04/15/2015, AUD	$21,230,000	$15,322,748
Canada:
4.40%, 03/15/2008, CAD	5,000,000	3,814,861
4.50%, 04/17/2008, CAD	4,000,000	3,040,180
Hungary, 7.00%, 08/12/2005, HUF	2,053,000,000	9,565,267
New Zealand:
6.00%, 11/15/2011, NZD	12,000,000	7,504,953
6.50%, 04/15/2013, NZD	10,916,000	7,027,547
Norway, 6.50%, 05/15/2013, NOK	85,030,000	14,036,718
Poland, 8.50%, 11/12/2006, PLN	33,000,000	9,221,321
Sweden:
3.83%, 12/01/2015, SEK	47,830,000	7,556,323
5.25%, 03/15/2011, SEK	75,000,000	10,317,936
6.75%, 05/05/2014, SEK	69,900,000	10,637,242
United Kingdom, 6.16%, 08/23/2011, GBP	3,250,000	14,866,329

Total Foreign Bonds-Government (cost $114,260,034)		112,911,425

MORTGAGE-BACKED SECURITIES 27.5%
FHLMC:
2.24%, 12/15/2021	514,143	515,092
2.71%, 06/01/2023	863,880	870,314
3.16%, 06/01/2031	2,520,593	2,605,969
3.625%, 12/01/2022-10/01/2024	130,453	132,470
3.71%, 08/01/2030	1,760,784	1,841,032
3.79%, 10/01/2017	17,211	17,427
3.89%, 12/01/2026	250,676	251,324
3.94%, 05/01/2019	23,843	23,964
4.03%, 07/01/2030	383,705	393,205
4.04%, 03/01/2018	462,353	468,403
4.11%, 10/01/2030	1,939,699	2,016,872
4.12%, 10/01/2022	418,495	424,674
4.125%, 12/01/2018	112,583	115,083
4.19%, 08/01/2017	50,678	51,274
4.59%, 01/01/2030	340,577	348,583
4.62%, 05/01/2025	114,369	115,078
4.68%, 10/01/2033 	1,405,445	1,462,102
5.07%, 06/01/2018	513,650	528,247
5.11%, 09/01/2032 	4,180,639	4,357,140
5.50%, TBA #	5,000,000	5,132,810
5.72%, 06/01/2028	351,758	356,431
5.79%, 06/01/2035	459,491	463,480
6.18%, 01/01/2027	617,460	631,481
8.50%, 03/01/2030	304,886	337,138
FNMA:
2.53%, 04/01/2028	3,465,735	3,609,788
2.54%, 06/01/2033	4,242,577	4,416,085
2.64%, 06/01/2040-12/01/2040 ##	13,364,799	13,570,053
2.66%, 04/01/2034 	6,761,658	7,028,053
3.05%, 12/01/2017	1,729,943	1,774,311
3.39%, 04/01/2034	3,552,986	3,629,317
3.65%, 11/01/2023	472,910	487,711
3.72%, 07/01/2032	5,545,563	5,741,159
3.96%, 08/01/2033	8,777,327	8,769,913
4.07%, 03/01/2035 	11,384,633	11,840,908
4.19%, 10/01/2032	1,826,039	1,880,061
4.22%, 04/01/2034 	10,523,620	10,865,967
4.23%, 04/01/2034 	6,765,636	7,044,930
[8]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FNMA: (continued)
4.50%, 12/01/2016-05/01/2033	$5,573,165	$5,586,526
4.625%, 01/01/2017	139,770	140,457
4.73%, 07/01/2033 	10,574,102	10,967,656
4.86%, 12/01/2034 	3,888,840	4,031,786
4.88%, 10/01/2033	1,106,147	1,124,418
4.90%, 06/01/2033 	7,376,630	7,676,305
4.93%, 01/01/2034	1,376,673	1,419,703
4.95%, 04/01/2025	601,623	620,123
4.98%, 03/01/2033	815,800	843,652
4.99%, 12/01/2031-04/01/2034	5,260,537	5,437,012
5.02%, 03/01/2034 	6,220,764	6,463,763
5.11%, 12/01/2022	55,734	58,062
5.23%, 03/01/2034 	4,190,664	4,296,871
5.28%, 04/01/2033	10,554,209	11,078,310
5.30%, 09/01/2032	2,233,170	2,313,267
5.55%, 09/01/2024	13,910	13,905
5.575%, 03/01/2032	395,749	411,060
5.63%, 02/01/2031	92,511	94,085
6.00%, 05/01/2021-04/01/2033	3,388,720	3,481,155
6.18%, 02/01/2032	546,831	577,254
6.25%, 04/01/2021	10,430	10,660
6.32%, 11/01/2024	956,488	1,005,086
6.39%, 01/01/2033	2,897,093	3,029,739
6.45%, 06/01/2031	417,306	429,989
6.50%, 11/01/2032	3,703,462	3,881,471
7.00%, 05/01/2032-09/01/2032	12,304,836	13,009,914
7.50%, 07/01/2032	981,041	1,059,715
8.00%, 06/01/2030	368,022	402,590
GNMA:
3.00%, 11/20/2030-10/20/2031	6,645,293	6,598,273
3.25%, 02/20/2029	2,896,354	2,872,633
3.375%, 01/20/2027-03/20/2028	1,222,330	1,228,502
3.50%, 10/20/2030-02/20/2031	2,730,634	2,745,179
4.00%, 09/20/2030-11/20/2030	2,517,880	2,547,610
4.50%, 10/20/2029	5,487,817	5,591,564
6.50%, 06/15/2028	256,710	269,280
9.50%, 12/15/2009-04/15/2011	6,836,566	7,741,483

Total Mortgage-Backed Securities (cost $223,072,254)		223,176,907

YANKEE OBLIGATIONS-CORPORATE 4.4%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 144A þ	6,000,000	5,640,000

ENERGY 0.5%
Oil & Gas 0.5%
Chesapeake Energy Corp., 9.00%, 08/15/2012	4,000,000	4,565,000

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013 144A	3,455,000	3,334,075

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	5,000,000	4,981,250

[9]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE (continued)
INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	$1,520,000	$1,523,800

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011 þ	3,175,000	3,262,313

MATERIALS 1.1%
Containers & Packaging 0.9%
Crown European Holdings SA, 10.875%, 03/01/2013	6,000,000	6,915,000
Stone Container Finance Co., 7.375%, 07/15/2014 144A	675,000	683,437

		7,598,437

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011 þ	497,000	556,640

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	655,000	671,375

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023 þ	3,000,000	2,662,500

Wireless Telecommunications Services 0.2%
Rogers Wireless, Inc., 6.375%, 03/01/2014	1,390,000	1,303,125

Total Yankee Obligations-Corporate (cost $36,363,378)		36,098,515

	Shares	Value

SHORT-TERM INVESTMENTS 21.0%
MUTUAL FUND SHARES 21.0%
Evergreen Institutional Money Market Fund ø	35,017,043	35,017,043
Navigator Prime Portfolio þþ	135,905,588	135,905,588

Total Short-Term Investments (cost $170,922,631)		170,922,631

Total Investments (cost $1,320,546,908) 164.0%		1,333,593,577
Other Assets and Liabilities (64.0%)		(520,392,296)

Net Assets 100.0%		$813,201,281

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
þ	All or a portion of this security is on loan.
þþ	Represents investment of cash collateral received from securities on loan.
#	When-issued or delayed delivery security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[10]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
July 31, 2004 (unaudited)
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Kroner
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Fouint
MTN	Medium Term Note
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total investments by geographic location as of July 31, 2004:

United States	77.4%
Canada	3.1%
United Kingdom	3.0%
Sweden	2.1%
France	2.1%
Denmark	1.8%
Luxembourg	1.7%
Australia	1.2%
Spain	1.2%
New Zealand	1.1%
Norway	1.1%
Hungary	0.7%
Poland	0.7%
Netherlands	0.7%
Italy	0.6%
Cayman Islands	0.4%
Switzerland	0.4%
Portugal	0.2%
Germany	0.2%
Ireland	0.2%
Bermuda	0.1%

100.0%

At July 31, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 30, 2004	In Exchange for U.S. $	Unrealized Gain
10/7/2004	19,800,000 GBP	$35,799,821	$35,976,798	$176,977

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,320,685,207. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,880,288 and $9,971,918, respectively, with a net unrealized appreciation of $12,908,370.

[11]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: September 22, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: September 22, 2004